NATURE OF OPERATIONS	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
NATURE OF OPERATIONS

NOTE 1 — NATURE OF OPERATIONS

VYNE Therapeutics Inc. (the “Company”) is a clinical-stage biopharmaceutical company focused on developing differentiated therapies to treat inflammatory and immune-mediated conditions with high unmet need.

The Company has exclusive worldwide rights to research, develop and commercialize products containing small molecule bromodomain and extra-terminal domain (“BET”) inhibitors for the treatment of any disease, disorder or condition in humans, which the Company licensed from Tay Therapeutics Ltd., formerly known as In4Derm Ltd (“Tay”). Through its transaction with Tay, the Company obtained access to a library of new small molecule BET inhibitor compounds including those that inhibit both BD1 and BD2 (“pan-BD” BET inhibitor) and that selectively inhibit BD2 (“BD2-selective” BET inhibitor). Through its access to this library of new small molecule BET inhibitors, the Company plans to develop product candidates for a diverse set of therapeutic indications. The Company has chosen to initially focus its development efforts with these molecules on immune-mediated inflammatory diseases, which are not being targeted by current BET inhibitors in development.

VYNE is developing VYN202, an oral, small molecule BD2-selective BET inhibitor. VYN202 has been designed to achieve potential class-leading potency and selectivity for BD2 vs. BD1. By maximizing BD2 selectivity, the Company believes VYN202 has the potential to be a potent oral immunomodulator option for both acute control and chronic management of immune-mediated inflammatory conditions, without the hematologic and gastrointestinal adverse effects associated with earlier generation systemic pan-BD BET inhibitors that were being developed in oncologic settings. The Company has completed a Phase 1a single ascending dose/multiple ascending dose (“SAD/MAD”) trial of VYN202 in healthy volunteers and announced positive data from this trial in December 2024. The Company initiated a Phase 1b trial in February 2025 in adult subjects with moderate-to-severe plaque psoriasis.

In April 2025, the U.S. Food and Drug Administration (FDA) verbally placed a clinical hold on the Company’s Phase 1b trial evaluating VYN202 in subjects with moderate-to-severe plaque psoriasis following an observation of testicular toxicity in dogs from a non-clinical toxicology study of VYN202. In June 2025, the FDA lifted the clinical hold for two doses of VYN202 for female subjects and indicated that sufficient data from a 12-week non-clinical toxicology study of VYN202 in dogs would be required in order to resume studies in male clinical subjects. Following the clinical hold, the Company made the decision to unblind the clinical data from the subjects who were enrolled in the trial. Based on interim unblinded clinical data from the Phase 1b trial, together with promising results from multiple preclinical models, the Company terminated the Phase 1b psoriasis trial in support of continued advancement of VYN202 into other serious, immune-mediated diseases with more limited effective treatment options. In October 2025, the Company initiated the repeat non-clinical toxicology study of VYN202 in male dogs to potentially maximize strategic optionality for VYN202. The study is expected to be completed in the second half of 2026, with a final report expected in the fourth quarter of 2026.

Until July 2025, the Company’s lead product was repibresib gel (also known as VYN201), a topically administered, small molecule pan-bromodomain (“BD”) BET inhibitor designed as a “soft” drug to address diseases involving multiple, diverse inflammatory cell signaling pathways while providing low systemic exposure. The Company announced positive results from a Phase 1b trial evaluating repibresib in nonsegmental vitiligo in October 2023 and initiated a Phase 2b trial in nonsegmental vitiligo in June 2024. In July 2025, the Company announced that the trial did not meet its primary endpoint of the proportion of subjects achieving an improvement in Facial Vitiligo Area Scoring Index of at least 50% from baseline (“F-VASI50”) at week 24 compared to vehicle. Based on these data, the Company discontinued the ongoing extension phase of the trial and terminated the trial.

In August 2025, the Company’s Board of Directors initiated a strategic review to evaluate a range of options to maximize stockholder value, including the assessment of its internal pipeline, financing opportunities and strategic alternatives. Following the strategic review, the Company entered into an Agreement and Plan of Merger and Reorganization, dated as of December 17, 2025, which was amended on January 30, 2026 (as amended, the “Merger Agreement”) with Yarrow Bioscience, Inc. (“Yarrow”), pursuant to which among other matters, Yellow Merger Sub Corp., a direct, wholly owned subsidiary of ours (“Merger Sub”), will merge with and into Yarrow, with Yarrow surviving as a wholly owned subsidiary of VYNE and the surviving corporation of the merger (the “Merger”). Following the completion of the Merger, if completed, the current business of Yarrow will become the Company’s primary business. As such, the Company may continue to evaluate opportunities for repibresib and VYN202 prior to the closing of the Merger, which may include a sale, license, transfer, disposition, divestiture or other monetization transaction to a third party or to a related party so long as the transaction would not result in material post-closing obligations to the Company without Yarrow’s consent.

For additional information regarding the sale of the Company’s legacy commercial business (the “MST Franchise”) to Journey Medical Corporation (“Journey”) in January 2022 and the Company’s licensing arrangements with Tay, see “Note 3 - Strategic Agreements.”

The Company is a Delaware corporation and operates as one business segment. Its previous principal executive offices was in Bridgewater, New Jersey, however, starting November 1, 2025, the Company operates on a fully remote model.

The Proposed Merger

The Merger Agreement

Following the strategic review described above, on December 17, 2025, the Company entered into the Merger Agreement with Yarrow, a privately held biotechnology company advancing YB-101 (also known as GS-098), a clinical-stage, humanized monoclonal antibody targeting the thyroid-stimulating hormone receptor for the treatment of Graves’ disease and thyroid eye disease, pursuant to which Yarrow will become a wholly owned subsidiary of VYNE and VYNE will operate under the name Yarrow Bioscience, Inc. following the Merger. The Company anticipates that the Merger will close in the third quarter of 2026, subject to certain closing conditions, along with the concurrent Yarrow Pre-Closing Financing (as described below). Following the Merger, the current business of Yarrow will become the primary business.

Yarrow Series A Preferred Stock Financing

In connection with the execution of the Merger Agreement, certain institutional and accredited investors (the “Series A Investors”), led by an affiliate of RTW Investments and Yarrow entered into a Series A stock purchase agreement, pursuant to which such persons invested in and purchased an aggregate of 20,242,911 shares of Yarrow Preferred Stock at a purchase price of $4.94 per share for aggregate gross proceeds to Yarrow of $100.0 million.

Yarrow Pre-Closing Financing

Concurrently with the execution and delivery of the Merger Agreement, the Series A Investors also entered into the Securities Purchase Agreement with Yarrow, pursuant to which such investors have agreed to purchase, immediately prior to the Merger, shares of Yarrow common stock or, in lieu thereof, Yarrow pre-funded warrants, representing an aggregate commitment of approximately $100.0 million in the Yarrow Pre-Closing Financing.

The shares of Yarrow common stock and Yarrow pre-funded warrants that are issued in the Yarrow Pre-Closing Financing will be or will have the right to be, respectively, converted into shares of VYNE common stock in the Merger.

The Securities Purchase Agreement contains customary representations and warranties of Yarrow and the purchaser parties thereto.

The Securities Purchase Agreement also contemplates Yarrow and the investors participating in the Yarrow Pre-Closing Financing entering into a registration rights agreement at the closing of the Yarrow Pre-Closing Financing, pursuant to which, among other things, the Combined Company will agree to provide for the registration and resale of certain shares of VYNE common stock that are held by the investors participating in the Yarrow Pre-Closing Financing from time to time pursuant to Rule 415.

Pre-Closing Special Cash Dividend

Further, prior to the closing of the Merger, the Company expects to declare and set aside the aggregate cash amount to be paid in accordance with a special cash dividend (the “special cash dividend”) to holders of record of outstanding shares of the Company’s common stock as of a record date prior to the effective time of the Merger, to be determined by the board of directors. The ex-dividend date in respect of such special cash dividend will be determined by Nasdaq. The Company’s stockholders of record prior to the ex-dividend date will be entitled to receive the special cash dividend, regardless of whether they beneficially own such shares as of the dividend date. The amount of the special cash dividend is expected to be approximately $14.5 million to $16.5 million in the aggregate.

Liquidity and Capital Resources

As of March 31, 2026, the Company had cash, cash equivalents and marketable securities of $24.9 million and an accumulated deficit of $761.2 million. The Company had no outstanding debt as of March 31, 2026. For the three months ended March 31, 2026, the Company incurred a net loss of $3.6 million and used $4.1 million of cash in operations.

The Company’s primary uses of capital were historically compensation and related expenses, research and development costs, legal and other regulatory expenses and general overhead costs. In anticipation of the Merger with Yarrow, the Company has suspended and is winding down its research and development activities, operations are limited and the Company expects that expenses, other than those related to the Merger, will continue to decrease. The Company’s future operations are highly dependent on the success of the proposed Merger with Yarrow.

If the Merger is not completed, the Company may pursue other strategic alternatives, including financing opportunities, or liquidation. In order to continue the development of VYN202 or any future product candidates, the Company will require substantial additional capital. Accordingly, the Company may seek to raise any necessary additional capital to fund its operations. No assurance can be given as to whether additional needed financing will be available on terms acceptable to the Company, if at all. If sufficient funds on acceptable terms are not available when needed, the Company may be required to suspend or forego certain planned activities or liquidate. Failure to manage discretionary spending or raise additional financing, as needed, would adversely impact the Company’s ability to achieve its intended business objectives and have an adverse effect on its results of operations and future prospects.

In addition, the amount of proceeds the Company may be able to raise pursuant to its currently effective shelf registration statement on Form S-3 is limited. As of the filing of this Quarterly Report on Form 10-Q, the Company is subject to the general instructions of Form S-3 known as the “baby shelf rules.” Under these rules, the amount of funds the Company can raise through primary public offerings of securities in any 12-month period using its registration statement on Form S-3 is limited to one-third of the aggregate market value of the shares of the Company’s common stock held by its non-affiliates. Therefore, the Company will be limited in the amount of proceeds it is able to raise by selling shares of common stock using its Form S-3 until such time as the Company’s public float exceeds $75.0 million.

In accordance with Accounting Standards Codification (“ASC”) Subtopic 205-40, Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern, the Company has evaluated whether there are conditions and events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date that its unaudited condensed consolidated financial statements are issued. The Company believes its existing cash, cash equivalents and marketable securities are sufficient to fund its operating and capital expenditure requirements through the closing of the contemplated merger, which is subject to approval by the Company’s stockholders and the stockholders of Yarrow and other customary closing conditions, and for a period of at least 12 months from the date of issuance of these unaudited condensed consolidated financial statements.

NOTE 1 — NATURE OF OPERATIONS

Company Overview

VYNE Therapeutics Inc. (the “Company”) is a clinical-stage biopharmaceutical company focused on developing differentiated therapies to treat inflammatory and immune-mediated conditions with high unmet need.

The Company has exclusive worldwide rights to research, develop and commercialize products containing small molecule bromodomain and extra-terminal domain (“BET”) inhibitors for the treatment of any disease, disorder or condition in humans, which the Company licensed from Tay Therapeutics Ltd., formerly known as In4Derm Ltd (“Tay”). Through its transaction with Tay, the Company obtained access to a library of new small molecule BET inhibitor compounds, including those that inhibit both BD1 and BD2 (“pan-BD” BET inhibitor) and that selectively inhibit BD2 (“BD2-selective” BET inhibitor). Through its access to this library of new small molecule BET inhibitors, the Company plans to develop product candidates for a diverse set of therapeutic indications. The Company has chosen to initially focus its development efforts with these molecules on immune-mediated inflammatory diseases, which are not being targeted by current BET inhibitors in development.

VYNE is developing VYN202, an oral, small molecule BD2-selective BET inhibitor. VYN202 has been designed to achieve potential class-leading potency and selectivity for BD2 vs. BD1. By maximizing BD2 selectivity, the Company believes VYN202 has the potential to be a potent oral immunomodulator option for both acute control and chronic management of immune-mediated inflammatory conditions, without the hematologic and gastrointestinal adverse effects associated with earlier generation systemic pan-BD BET inhibitors that were being developed in oncologic settings. The Company has completed a Phase 1a single ascending dose/multiple ascending dose (“SAD/MAD”) trial of VYN202 in healthy volunteers and announced positive data from this trial in December 2024. The Company initiated a Phase 1b trial in February 2025 in adult subjects with moderate-to-severe plaque psoriasis.

In April 2025, the FDA verbally placed a clinical hold on the Company’s Phase 1b trial evaluating VYN202 in subjects with moderate-to-severe plaque psoriasis following an observation of testicular toxicity in dogs from a non-clinical toxicology study of VYN202. In June 2025, the FDA lifted the clinical hold for two doses of VYN202 for female subjects and indicated that sufficient data from a 12-week non-clinical toxicology study of VYN202 in dogs would be required in order to resume studies in male clinical subjects. Following the clinical hold, the Company made the decision to unblind the clinical data from the subjects who were enrolled in the trial. Based on interim unblinded clinical data from the Phase 1b trial, together with promising results from multiple preclinical models, the Company terminated the Phase 1b psoriasis trial in support of continued advancement of VYN202 into other serious, immune-mediated diseases with more limited effective treatment options. In October 2025, we initiated the repeat non-clinical toxicology study of VYN202 in male dogs to potentially maximize strategic optionality. The study is expected to be completed in the second half of 2026, with a final report expected in the fourth quarter of 2026.

Until July 2025, the Company’s lead product was repibresib gel (also known as VYN201), a topically administered, small molecule pan-bromodomain (“BD”) BET inhibitor designed as a “soft” drug to address diseases involving multiple, diverse inflammatory cell signaling pathways while providing low systemic exposure. The Company announced positive results from a Phase 1b trial evaluating repibresib in nonsegmental vitiligo in October 2023 and initiated a Phase 2b trial in nonsegmental vitiligo in June 2024. In July 2025, the Company announced that the trial did not meet its primary endpoint of the proportion of subjects achieving an improvement in Facial Vitiligo Area Scoring Index of at least 50% from baseline (“F-VASI50”) at week 24 compared to vehicle. Based on these data, the Company discontinued the ongoing extension phase of the trial and terminated the trial.

In August 2025, our board of directors initiated a strategic review to evaluate a range of options to maximize stockholder value, including the assessment of our internal pipeline, financing opportunities and strategic alternatives. Following the strategic review, we entered into an Agreement and Plan of Merger and Reorganization, dated as of December 17, 2025, which was amended on January 30, 2026 (as amended, the “Merger Agreement”) with Yarrow Biosciences, Inc. (“Yarrow”), pursuant to which among other matters, Yellow Merger Sub Corp., a direct, wholly owned subsidiary of ours (“Merger Sub”), will merge with and into Yarrow, with Yarrow surviving as a wholly owned subsidiary of VYNE and the surviving corporation of the merger (the “Merger”). Following the completion of the Merger, the current business of Yarrow will become the Company’s primary business. As such, we may continue to evaluate opportunities for repibresib and VYN202, which may include a sale, license, transfer, disposition, divestiture or other monetization transaction to a third party or to a related party so long as the transaction would not result in material post-closing obligations to the Company without Yarrow’s consent.

For additional information regarding the sale of the Company’s legacy commercial business (the “MST Franchise”) to Journey Medical Corporation (“Journey”) in January 2022 and the Company’s licensing arrangements with Tay, see “Note 3—Strategic Agreements.”

The Company is a Delaware corporation and operates as one business segment. Its previous principal executive office was in Bridgewater, New Jersey, however, starting November 1, 2025, the Company operates on a fully remote model.

The Proposed Merger

The Merger Agreement

Following the strategic review described above, on December 17, 2025, the Company entered into the Merger Agreement with Yarrow, a privately held biotechnology company advancing YB-101 (also known as GS-098), a clinical-stage, humanized monoclonal antibody targeting the thyroid-stimulating hormone receptor for the treatment of Graves’ disease and thyroid eye disease, pursuant to which Yarrow will become a wholly owned subsidiary of VYNE and VYNE will operate under the name Yarrow Bioscience, Inc. following the Merger. The Company anticipates that the Merger will close in the third quarter of 2026, subject to certain closing conditions, along with the concurrent Yarrow Pre-Closing Financing (as described below). Following the Merger, the current business of Yarrow will become the primary business.

Yarrow Series A Preferred Stock Financing

In connection with the execution of the Merger Agreement, certain institutional and accredited investors (the “Series A Investors”), led by an affiliate of RTW Investments and Yarrow entered into a Series A stock purchase agreement, pursuant to which such persons invested in and purchased an aggregate of 20,242,911 shares of Yarrow Preferred Stock at a purchase price of $4.94 per share for aggregate gross proceeds to Yarrow of $100.0 million.

Yarrow Pre-Closing Financing

Concurrently with the execution and delivery of the Merger Agreement, the Series A Investors also entered into the Securities Purchase Agreement with Yarrow, pursuant to which such investors have agreed to purchase, immediately prior to the Merger, shares of Yarrow common stock or, in lieu thereof, Yarrow pre-funded warrants, representing an aggregate commitment of approximately $100.0 million in the Yarrow Pre-Closing Financing.

The shares of Yarrow common stock and Yarrow pre-funded warrants that are issued in the Yarrow Pre- Closing Financing will be or will have the right to be, respectively, converted into shares of VYNE common stock in the Merger.

The Securities Purchase Agreement contains customary representations and warranties of Yarrow and also contains customary representations and warranties of the purchaser parties thereto.

The Securities Purchase Agreement also contemplates Yarrow and the investors participating in the Yarrow Pre-Closing Financing entering into a registration rights agreement at the closing of the Yarrow Pre-Closing Financing, pursuant to which, among other things, the Combined Company will agree to provide for the registration and resale of certain shares of VYNE common stock that are held by the investors participating in the Yarrow Pre-Closing Financing from time to time pursuant to Rule 415.

Pre-Closing Special Cash Dividend

Further, prior to the closing of the Merger, the Company expects to declare and set aside the aggregate cash amount to be paid in accordance with a special cash dividend (the “special cash dividend”) to holders of record of outstanding shares of the Company’s common stock as of a record date prior to the effective time of the Merger, to be determined by the board of directors. The ex-dividend date in respect of such special cash dividend will be determined by Nasdaq. The Company’s stockholders of record prior to the ex-dividend date will be entitled to receive the special cash dividend, regardless of whether they beneficially own such shares as of the dividend date. The amount of the special cash dividend is expected to be approximately $14.5 million to $16.5 million in the aggregate.

Liquidity and Capital Resources

As of December 31, 2025, the Company had cash, cash equivalents and marketable securities of $29.0 million and an accumulated deficit of $757.7 million. The Company had no outstanding debt as of December 31, 2025. For the year ended December 31, 2025, the Company incurred a net loss of $26.5 million and used $33.1 million of cash in operations.

The Company’s primary uses of capital were historically compensation and related expenses, research and development costs, legal and other regulatory expenses and general overhead costs. In anticipation of the Merger with Yarrow, the Company has suspended and is winding down its research and development activities, operations are limited and the Company expects that expenses, other than those related to the Merger, will decrease significantly. The Company’s future operations are highly dependent on the success of the proposed Merger with Yarrow.

If the Merger is not completed, the Company may pursue other strategic alternatives, including financing opportunities, or liquidation. In order to continue the development of VYN202 or any future product candidates, the Company will require substantial additional capital. Accordingly, the Company may seek to raise any necessary additional capital to fund its operations. No assurance can be given as to whether additional needed financing will be available on terms acceptable to the Company, if at all. If sufficient funds on acceptable terms are not available when needed, the Company may be required to suspend or forego certain planned activities or liquidate. Failure to manage discretionary spending or raise additional financing, as needed, would adversely impact the Company’s ability to achieve its intended business objectives and have an adverse effect on its results of operations and future prospects.

In addition, the amount of proceeds the Company may be able to raise pursuant to its shelf registration statement on Form S-3 is limited. As of the filing of this Annual Report, the Company is subject to the general instructions of Form S-3 known as the “baby shelf rules.” Under these rules, the amount of funds the Company can raise through primary public offerings of securities in any 12-month period using its registration statement on Form S-3 is limited to one-third of the aggregate market value of the shares of the Company’s common stock held by its non-affiliates. Therefore, the Company will be limited in the amount of proceeds it is able to raise by selling shares of common stock using its Form S-3 until such time as the Company’s public float exceeds $75.0 million.

In accordance with Accounting Standards Codification (“ASC”) Subtopic 205-40, Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern, the Company has evaluated whether there are conditions and events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date that its audited consolidated financial statements are issued. As of the report date, the Company believes its existing cash, cash equivalents and marketable securities are sufficient to fund its operating and capital expenditure requirements through the closing of the contemplated Merger, which is subject to approval by the Company’s stockholders and the stockholders of Yarrow and other customary closing conditions, and for a period of at least 12 months from the date of issuance of these audited consolidated financial statements.